400 Howard Street
P.O. Box 7101
San Francisco, CA 94105
Tel +1 415 670 6504
Fax +1 415 602 9654
jessica.n.bentley@blackrock.com

[Missing Graphic Reference]
December 9, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares Trust
        Securities Act File No. 333-92935;
            Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares 2017 S&P AMT-Free Municipal Series, dated December 4, 2009, do not differ from those contained in Post-Effective Amendment No. 344 to the Trust’s Registration Statement on Form N-1A, filed electronically on December 4, 2009.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-6504.

Yours truly,

_/s/ Jessica N. Bentley____

Jessica N. Bentley

cc:                  Benjamin J. Haskin Esq.